Derivative Instruments - Effect of Derivative Instruments on AOCI and Consolidated Statements of Operations (Details) - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Derivative Instruments Gain Loss [Line Items]
Interest expense and finance charges, net		$ (79,023)	$ (74,225)	$ (46,436)
Other income (expense), net		(6,172)	28,083	(13,369)
Cash Flow Hedging | Foreign Exchange Forward Contracts | Other Income (Expense), Net | Designated as Hedging Instrument
Derivative Instruments Gain Loss [Line Items]
Gains (losses) recognized from foreign exchange forward contracts, net	[1]	1,844	(588)	(2,919)
Cash Flow Hedging | Interest Rate Swap
Derivative Instruments Gain Loss [Line Items]
Gains (Losses) recognized in OCI		(66,372)	(88,569)	(1,256)
Cash Flow Hedging | Interest Rate Swap | Interest Expense and Finance Charges, Net | Designated as Hedging Instrument
Derivative Instruments Gain Loss [Line Items]
Gains (Losses) reclassified from "AOCI" into income		(34,443)	(8,455)	2,792
Not Designated as Hedging Instrument
Derivative Instruments Gain Loss [Line Items]
Total		1,201	(3,592)	(3,237)
Not Designated as Hedging Instrument | Interest Expense and Finance Charges, Net
Derivative Instruments Gain Loss [Line Items]
Gains (losses) recognized from interest rate swaps, net		$ (643)	$ (3,004)	$ (318)

[1]	(1) The gains and losses largely offset the currency gains and losses that resulted from changes in the assets and liabilities denominated in nonfunctional currencies .